Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Adirondack Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001311981
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Adirondack Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will pay if you buy, hold and sell shares of The Adirondack Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in a diversified portfolio of undervalued common stocks of small capitalization companies as determined by the Advisor.  Small capitalization companies are defined by the investment advisor as issuers that, at the time of initial purchase, have a market capitalization below $6 billion.  Under normal circumstances, at least 80% of the Fund’s total assets will be invested in common stocks of small capitalization companies. The Fund may invest up to 15% of its total assets in sponsored American Depositary Receipts (“ADRs”) issued by foreign companies. The Advisor employs a contrarian selection strategy, which primarily focuses on out-of-favor securities. Market expectations for such companies are low, resulting in attractive valuations in certain cases. To find such stocks, the Advisor uses screens that include key valuation metrics such as price-to-book value, price-to-cash flow, price-to-revenue and price-to-earnings. The Advisor establishes price targets before securities are purchased and re-evaluates these price targets quarterly, or more frequently if conditions warrant. When price targets are reached, the position is sold. In addition, the Advisor will reduce positions that exceed 5% of the portfolio and sell those securities when the original investment rationale is no longer justified due to either company specific or industry issues.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

Risks in General

Domestic economic growth and market conditions, interest rate levels, political events, climate change and climate-related events, and global pandemics are among the factors affecting the Fund’s investments.  There is risk that these and other factors may adversely affect the Fund’s performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing.  These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Risk

To the extent the Fund invests in foreign securities by purchasing ADRs, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risks of Smaller-Sized Companies

To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing may also involve the purchase of securities that are disfavored in the market or companies whose value the Advisor believes is not fully recognized by the investing public. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Advisor invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Similarly, focusing on investments in certain industries subjects the Fund to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Fund Management Risk

The Advisor’s strategy of investing in undervalued securities may fail.  The Advisor may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors. The Fund may underperform and you may lose money.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/Return Bar Chart and Table

The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the annual returns of the Fund for each full calendar year of operations.  The performance table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.  The Fund’s past performance (before and after taxes) does not necessarily reflect how the Fund will perform in the future. Updated performance information is available at www.adirondackfunds.com or by calling 1-888-686-2729.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-686-2729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.adirondackfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily reflect how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest quarterly return was 35.46% for the quarter ended December 31, 2020 and the lowest quarterly return was -36.25% for the quarter ended March 31, 2020. The return for the period from January 1, 2023 to June 30, 2023 was 4.02%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

*The Fund has changed the broad-based securities market index (benchmark index) to which it compares itself from the Russell 2000 Value Index (RUJ) to the iShares Russell 2000 Value ETF (IWN). The IWN represents a realistic alternative for retail investors when deciding between active or passive small cap investing. It also leads to more fair (real world) return comparisons as iShares managers face similar administrative cost, liquidity, and taxation constraints when implementing this index replicating strategy as do active managers. The IWN was launched in 2000 by Barclay's (Now BlackRock Fund Advisors) and is the largest fund available to investors that replicates the RUJ. Its assets are presently over $10.635 billion, and its historical correlation with the RUJ is 99%.

1 Year	rr_AverageAnnualReturnYear01	(1.39%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	7.91%
Adirondack Small Cap Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.39%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Adirondack Small Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.82%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	6.12%
Adirondack Small Cap Fund | Russell 2000 Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.48%
Adirondack Small Cap Fund | iShares Russell 2000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.67%)
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	8.33%
Adirondack Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
Adirondack Small Cap Fund | Common Stock [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change
Adirondack Small Cap Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	To the extent the Fund invests in foreign securities by purchasing ADRs, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues
Adirondack Small Cap Fund | Smaller Company [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience
Adirondack Small Cap Fund | Value Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing may also involve the purchase of securities that are disfavored in the market or companies whose value the Advisor believes is not fully recognized by the investing public. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced
Adirondack Small Cap Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Advisor invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Similarly, focusing on investments in certain industries subjects the Fund to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment
Adirondack Small Cap Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Advisor’s strategy of investing in undervalued securities may fail. The Advisor may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors. The Fund may underperform and you may lose money
Adirondack Small Cap Fund | Adirondack Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.08%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,768
Annual Return 2013	rr_AnnualReturn2013	44.87%
Annual Return 2014	rr_AnnualReturn2014	1.29%
Annual Return 2015	rr_AnnualReturn2015	(5.88%)
Annual Return 2016	rr_AnnualReturn2016	19.17%
Annual Return 2017	rr_AnnualReturn2017	10.55%
Annual Return 2018	rr_AnnualReturn2018	(23.10%)
Annual Return 2019	rr_AnnualReturn2019	15.95%
Annual Return 2020	rr_AnnualReturn2020	5.29%
Annual Return 2021	rr_AnnualReturn2021	27.08%
Annual Return 2022	rr_AnnualReturn2022	(1.39%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s advisor, Adirondack Research and Management, Inc. (the “Advisor”), has contractually agreed to defer its management fee and reimburse expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs) such as interests and dividends on securities sold short), taxes, extraordinary expenses, and costs of acquired funds) at 1.48% of its average daily net assets until 1.48% until August 1, 2024. The agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three years after the waived or reimbursed expenses occurred, if the Fund is able to make the repayment without exceeding the lesser of its current expense limitation or the expense limitation in effect at the time of the reduction, and the repayment is approved by the Board of Trustees.